CONSOLIDATED BALANCE SHEETS - USD ($)	Aug. 31, 2015	Aug. 31, 2014
Current assets
Cash and cash equivalents	$ 228,465	$ 785,237
Deferred research and development costs	106,135	150,000
Prepaid expenses and other current assets	21,152	14,257
Total current assets	355,752	949,494
Equipment, net of accumulated depreciation of $27,751 and $18,128, respectively	30,535	24,597
Total assets	386,287	974,091
Current liabilities
Accounts payable	97,438	144,239
Interest payable to related party	443,498	$ 193,151
Bridge note, net of discount of $6,516	593,484
Convertible promissory note payable to related party, net of discount of $879,808 and $2,313,680, respectively	2,120,192	$ 686,320
Total current liabilities	$ 3,254,612	$ 1,023,710
Commitments and contingencies
Stockholders' equity (deficit)
Preferred stock: $0.10 par value; 1,000,000 shares authorized, no shares issued and outstanding
Common stock: $0.001 par value; 300,000,000 shares authorized, 26,572,615 and 24,306,612 shares issued and outstanding at August 31, 2015 and 2014, respectively	$ 26,572	$ 24,306
Additional paid-in capital	26,144,117	20,872,345
Retained deficit	(29,039,014)	(20,946,270)
Total stockholders' equity (deficit)	(2,868,325)	(49,619)
Total liabilities and stockholders' equity (deficit)	$ 386,287	$ 974,091